Financial instruments and risk management - Disclosure of Impairment of Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Balance	€ 607
Balance	258	€ 607
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Balance	607	774
Impairment loss recognized	(349)	(1,203)
Amounts written off		(1,370)
Balance	258	607
Lease receivables
Disclosure of financial assets that are either past due or impaired [line items]
Balance	0
Impairment loss recognized	(266)
Balance	€ 266	€ 0